CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Operating expenses:
General and administrative expenses (including share-based compensation of RMB6,483, RMB8,258 and RMB9,887 for 2011, 2012 and 2013, respectively)	$ (18,717)	(113,305)	(100,204)	(93,950)	$ (3,668)	(22,205)	(8,881)	(10,775)
Loss from operations	21,049	127,431	91,189	62,939	(3,668)	(22,205)	(8,881)	(10,775)
Other income	322	1,951	1,376	1,003	85	512	534	547
Exchange loss	(451)	(2,728)			(451)	(2,728)
Interest income	2,113	12,793	13,253	8,843	82	503	892	1,176
Interest expense	(2,122)	(12,849)			(1,609)	(9,739)
Investment (loss) income	82	497	1,460	832	82	496	226	(201)
Equity in earnings of subsidiaries and VIE					14,115	85,450	45,200	26,074
Provision for income taxes - current	6,159	37,282	19,939	23,078	(296)	(1,791)
Net income	$ 16,518	99,998	83,309	56,573	$ 8,340	50,498	37,971	16,821